INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES	9 Months Ended
Sep. 30, 2024
Disclosure of subsidiaries [abstract]
INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES

NOTE 9. INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES
9.1.    Consolidated Companies
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	09.30.24		12.31.23
Company	Direct and Indirect Holding	Interest	Direct and Indirect Holding	Interest
Agri Tech Investments Argentina S.A.U.	199,937	100%	199,937	100%
Agri Tech Investments LLC	100	100%	100	100%
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	100%	668,549,353	100%
Galicia Asset Management S.A.U.	20,000	100%	20,000	100%
Galicia Broker Asesores de Seguros S.A.	71,310	100%	71,310	100%
Galicia Capital US LLC	1,000	100%	1,000	100%
Galicia Holdings US Inc.	1,000	100%	1,000	100%
Galicia Investments LLC	100	100%	100	100%
Galicia Retiro Compañía de Seguros S.A.U.	27,727,278	100%	27,727,278	100%
Galicia Securities S.A.U.	95,392,000	100%	95,392,000	100%
Galicia Seguros S.A.U.	1,830,887	100%	1,830,887	100%
Galicia Ventures LP	1,000	100%	1,000	100%
Galicia Warrants S.A.	1,000,000	100%	1,000,000	100%
Nera Uruguay S.A.	30,133	100%	10,000	100%
Nera Paraguay S.A.	1,000	100%	—	—%
IGAM LLC	100	100%	100	100%
INVIU S.A.U.	809,611,333	100%	809,611,333	100%
INVIU Capital Markets Limited	1	100%	1	100%
INVIU Manager Investment Ltd.	1	100%	0	—%
INVIU México S.A.P.I. de C.V.	1,500	100%	0	—%
INVIU Perú S.A.B. S.A.C.	2,439,992	99%	0	—%
INVIU Technology Limited	1	100%	1	100%
INVIU Uruguay Agente de Valores S.A.U.	300,000,000	100%	300,000,000	100%
Vestly Asset Management LLC	100	100%	0	—%
Vestly México S.A. de C.V.	1,500	100%	0	—%
Naranja Digital Compañía Financiera S.A.U.	1,712,567,500	100%	1,712,567,500	100%
Sudamericana Holding S.A.	32,717,429	100%	32,717,429	100%
Sudamericana Seguros Galicia S.A. (ex Seguros SURA S.A.) (*)	4,512,697,946	99%	4,512,697,946	99%
Tarjeta Naranja S.A.U.	2,896	100%	2,896	100%
Tarjetas Regionales S.A.	1,756,704,458	100%	1,756,704,458	100%
Well Assistance S.A.U.	100,000	100%	100,000	100%
(*) At the date of issuance of these Financial Statements, the change of name is pending approval by the Argentine Superintendency of Insurance.
Basic information related to the consolidated companies as of September 30, 2024 is detailed below:

Company	Assets	Liabilities	Shareholders´ Equity	Net Income (Loss)(*)
Agri Tech Investments Argentina S.A.U.	3,146,790	1,601,991	1,544,799	(2,902,535)
Agri Tech Investments LLC	1,641,917	132,959	1,508,958	(1,809,766)
Banco de Galicia y Buenos Aires S.A.U.	19,114,594,274	15,548,002,226	3,566,592,048	751,585,803
Galicia Asset Management S.A.U.	50,219,242	18,485,886	31,733,356	45,327,929
Galicia Broker Asesores de Seguros S.A.	3,180,108	1,438,896	1,741,212	1,581,361
Galicia Capital US LLC	3,854,431	1,243,850	2,610,581	(641,539)
Galicia Holdings US Inc.	3,894,981	—	3,894,981	(1,223,334)
Galicia Investments LLC	21,953	—	21,953	(10,641)
Galicia Retiro Compañía de Seguros S.A.U.	5,618,108	4,527,277	1,090,831	(476,104)
Galicia Securities S.A.U.	156,001,468	125,766,605	30,234,863	18,013,750
Galicia Seguros S.A.U.	34,467,797	15,393,040	19,074,757	(719,493)
Galicia Ventures LP	2,195,317	—	2,195,317	(927,563)
Galicia Warrants S.A.	11,195,481	3,729,484	7,465,997	558,317
Nera Uruguay S.A.	12,455	22,376	(9,921)	(9,472)
Nera Paraguay S.A.	132,959	—	132,959	(23,145)
IGAM LLC	20,130,681	2,750	20,127,931	(9,727,366)
INVIU S.A.U.	120,254,784	110,453,785	9,800,999	(5,821,328)
INVIU Capital Markets Limited	2,129,042	195,312	1,933,730	51,019
INVIU Management Investment Ltd.	37,851	25,811	12,040	(9,291)
INVIU México S.A.P.I. de C.V.	73	—	73	62
INVIU Perú S.A.B. S.A.C.	641,387	—	641,387	4,734
INVIU Technology Limited	658,354	603,719	54,635	49,385
INVIU Uruguay Agente de Valores S.A.U.	2,865,191	1,734,917	1,130,274	(280,616)
Vestly Asset Management LLC	97	—	97	9
Vestly México S.A. de C.V.	70	—	70	60
Naranja Digital Compañía Financiera S.A.U.	849,038,439	775,308,947	73,729,492	42,925,514
Sudamericana Holding S.A.	35,660,850	52,617	35,608,233	(17,325,607)
Sudamericana Seguros Galicia S.A. (ex Seguros SURA S.A.)	226,941,682	214,601,138	12,340,544	(19,135,953)
Tarjeta Naranja S.A.U.	2,718,935,903	2,129,387,775	589,548,128	148,837,314
Tarjetas Regionales S.A.	704,747,693	13,472	704,734,221	191,546,346
Well Assistance S.A.U.	47,108	26,685	20,423	15,641
(*) Income attributable to the shareholders of the parent.
(**) At the date of issuance of these Financial Statements, the change of name is pending approval by the Argentine Superintendency of Insurance.
Participation in other controlled companies
On June 23, 2023, Agri Tech Investments LLC acquired all the shares of Nera Uruguay S.A. (formerly Halsiuk S.A.), a company based in the Oriental Republic of Uruguay (ROU), in order to expand the platform's operations regionally.
Likewise, on April 20, 2024, Agri Tech Investments LLC incorporated a company named Nera Paraguay S.A., in the Republic of Paraguay.
During the first quarter of 2023, the Board of Directors of Grupo Financiero Galicia S.A. decided to create two companies, Galicia Investments LLC in the state of Delaware, in the United States of America, and Galicia Ventures LP in Ontario, Canada, in order to facilitate the investment initiatives within the open innovation and corporate venturing program.
On October 23, 2023, the Board of Directors of the Company decided to create two companies in the United States of America, Galicia Holdings US Inc. in the state of Delaware, controlling Galicia Capital US LLC, in the state of Florida, a company aimed at attracting new customers by incorporating a wide range of financial instruments and enabling the development of innovative credit products.
IGAM LLC, in order to expand its regional presence and strengthen its asset management and financial services capabilities in Latin America, resolved to create the following companies: INVIU Mexico, SAPI de C.V., Vestly Mexico, SA de C.V., INVIU Management Investment Ltd., Vestly Asset Management LLC and INVIU Peru SAB SAC.
Business Combination
Sudamericana Seguros Galicia S.A. (formerly Seguros Sura S.A.)
On August 11, 2023 Sudamericana Holding S.A. entered into a share purchase agreement with Suramericana S.A. and Santa María del Sol S.A.U. (collectively “the seller”), whereby they agreed to sell their entire shareholding in Seguros Sura S.A. after approval of such transaction by the Argentine Superintendency of Insurance (Superintendencia de Seguros de la Nación, SSN).
On September 21, 2023, the SSN approved the transaction and, as a consequence, on October 11, 2023, it was materialized through the transfer of 4,512,697,946 ordinary shares with a nominal value of Ps.1 (expressed in Argentine pesos) and with one vote per share, representing 99.43% of the capital and votes of Sudamericana Seguros Galicia (formerly Seguros Sura S.A.).
The acquiree company is an insurance company that offers insurance solutions and services for individuals and families, large companies, and the agricultural and livestock segment, served by a broad network of insurance advisors who make it possible to achieve more than half of the insurer's turnover. The incorporation of the aforementioned company complements the marketing of insurance, which until now was only channeled through the Bank. Seguros Sura S.A. has 775,000 customers and 13 branch offices in the country and a network of approximately 5,000 insurance producers.
HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A. and HSBC Bank Argentina S.A.
On April 9, 2024, Banco Galicia together with Grupo Financiero Galicia S.A. entered into a share purchase agreement with HSBC Latin America B.V. (“HLA”) pursuant to which they will simultaneously acquire the equity interests that HLA currently holds directly in HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A. and HSBC Bank Argentina S.A. (together with HSBC Argentina Holdings S.A. and HSBC Participaciones (Argentina) S.A., the “Direct Equity Interests”).
Banco Galicia will be the purchaser of 57.89% of the Direct Equity Interests, and Grupo Financiero Galicia S.A. will be the purchaser of the remaining 42.11%.
Banco Galicia and Grupo Financiero Galicia S.A. simultaneously acquire, directly and indirectly, 99.99383% of the capital stock and voting rights of HSBC Bank Argentina S.A., and 100% of HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A., and HSBC Seguros de Retiro (Argentina) S.A.
The price for the acquisition of the aforementioned shares was set at US$ 475,000,000. The Bank will pay a value equivalent to US$ 274,977,500, while Grupo Financiero Galicia S.A. will pay with Class B shares to be issued in favor of HLA (represented in American Depositary Receipts [“ADRs”]) for a value equivalent to US$ 200,022,500. This price is subject to adjustments based on the parameters established in the Agreement, which are customary in this type of transactions.
On September 12, 2024, the Argentine Central Bank notified us of Resolution No. 309, whereby it resolved to approve the acquisition by Banco Galicia and Grupo Financiero Galicia S.A. of the previously mentioned equity stake, instrumented through the share purchase and sale agreement.
9.2.    Investments in associates
Banco Galicia, together with other financial institutions, has formed a company named Play Digital S.A. which corporate purpose is to develop and market a payment solution linked to the bank accounts of the financial system users, which will significantly enhance their payment experience. The Board of Directors of said company is composed of key personnel of Banco Galicia; therefore, as it has significant influence, it is valued using the equity method.

Company	Interest %	Location	09.30.24	12.31.23
Play Digital S.A.	14.4770%	City of Buenos Aires	2,704,791	5,342,615
The changes of said investment are as follows:

Company	12.31.23	Purchases and Contributions	Share profit	09.30.24
Play Digital S.A.	5,342,615	953,786	(3,591,610)	2,704,791
Total	5,342,615	953,786	(3,591,610)	2,704,791
Basic information related to the associate Play Digital S.A. as of June 30, 2024, stated in closing currency, is detailed below:

Company	Assets	Liabilities	Shareholders´ Equity	Income
Play Digital S.A.	30,079,288	17,984,208	12,095,080	(8,369,214)